PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2023
PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS
Summary of Contingent Liabilities

As of December 31, 2023, and December 31, 2022, the Corporation had contingent liabilities and judicial deposits pertaining to:

	Provision for lawsuits
	12/31/2023	12/31/2022
Tax	813,732	747,647
Civil, environmental and regulatory	512,979	662,052
Labor	387,692	391,487
	1,714,403	1,801,186

	Judicial deposit
	12/31/2023	12/31/2022
Tax	652,236	585,988
Civil, environmental and regulatory	114,724	92,411
Labor	128,941	136,045
	895,901	814,444

Summary Changes in Provision for Legal Procedings

Changes in provisions for lawsuits:

	Tax	Civil, environmental, and regulatory	Labor	Total
Balance as of January 1, 2022	647,610	585,034	411,417	1,644,061
Provisioned in the year	71,063	159,758	153,789	384,610
Write-offs by reversal / payment	(56,447)	(238,912)	(225,044)	(520,403)
Conversion effect	3,994	15,786	52	19,832
Interest (i)	81,427	140,386	51,273	273,086
Balance as of December 31,2022	747,647	662,052	391,487	1,801,186
Provisioned in the year	44,812	105,526	113,151	263,489
Write-offs by reversal / payment	(33,427)	(258,021)	(168,160)	(459,608)
Transfer	—	3,793	607	4,400
Interest (i)	54,700	(371)	50,607	104,936
Balance as of December 31,2023	813,732	512,979	387,692	1,714,403

(i)	Includes write-off of interest due to reversal.

Summary of Principal Tax Proceedings for Which Risk of Loss is Probable

The main tax proceedings for which the risk of loss is probable are described below:

	12/31/2023	12/31/2022
Compensation with FINSOCIAL(i)	326,220	312,721
INSS (ii)	100,149	98,657
ICMS credit(iii)	174,860	125,723
PIS and COFINS	33,244	30,446
IPI	63,358	60,852
IRPJ and CSLL	10,698	11,676
Other	105,203	107,572
	813,732	747,647

(i)	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.

(ii)	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court.

(iii)	ICMS required by the State of São Paulo resulting from disallowances of credits for diesel oil used in the agro-industrial production process. The Motions on Execution were dismissed as unfounded, as were the appeals that followed; and infraction notices relating to ICMS credits arising from materials used in the production process classified as “use and consumption”, which would not generate the right to credit

Summary of Principal Proceedings for Which Deem Risk of Loss as Possible
	12/31/2023	12/31/2022
Labor claims	805,222	782,080
	805,222	782,080